Stock Redemption Payable (Details Narrative) - USD ($)			12 Months Ended
	Jun. 13, 2018	Sep. 07, 2016	Dec. 31, 2017	Dec. 31, 2018	Jan. 02, 2017
Common stock, repurchase shares	19,500,000
Common stock, value			$ 1,300	$ 1,334
Stock redemption agreed value			(1,950)
Stock Redemption and Purchase Agreement [Member] | 50% Shareholder [Member]
Common stock, repurchase shares		100
Common stock, value		$ 70,000
Stock redemption agreed value		$ 90,000
Stock redemption, monthly payments					$ 3,750
Stock redemption payable			$ 45,000	$ 0